CAPITAL MANAGEMENT - Capital structure (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
CAPITAL MANAGEMENT
Short-term debts amount	Rp 11,525	Rp 9,650
Long-term debts amount	65,309	58,351
Total debts amount	76,834	68,001
Equity attributable to owners of the parent company amount	141,888	135,576
Total amount	Rp 218,722	Rp 203,577
Short-term debts portion (as a percent)	5.27%	4.74%
Long-term debts portion (as a percent)	29.86%	28.66%
Total debts portion (as a percent)	35.13%	33.40%
Equity attributable to owners of the parent company portion (as a percent)	64.87%	66.60%
Total portion (as a percent)	100.00%	100.00%